FAIR VALUE MEASUREMENTS (Tables)	7 Months Ended
Sep. 30, 2025
FAIR VALUE MEASUREMENTS
Schedule of quantitative information regarding market assumptions used in the valuation of the public warrants

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

Schedule of assets that are measured at fair value on a recurring basis

Description	Level	September 30, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,585,241